ACCOUNTS PAYABLE AND OTHERS (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND OTHERS
Trade payable and accrued liabilities	$ 8,041	$ 10,929
Wages and benefits liabilities	2,441	2,713
Accounts payable and others	$ 10,482	$ 13,642